Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 6,610
2026	6,189
2027	5,579
2028	5,589
2029	3,354
Thereafter	626
Total undiscounted cash flows	27,947
Less imputed interest	3,788
Present value of lease liabilities	$ 24,159